Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Liabilities
Schedule of accrued liabilities

Accrued liabilities consisted of the following (in thousands):

	2022	2021
Accrued payroll	$140	$1,001
Accrued interest	8,267	11,873
Accrued dry-docking expenses	2,332	280
Accrued expenses	10,623	7,692
Total	$21,362	$20,846